Investment Portfolio - September 30, 2024
(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS - 92.9%
ALABAMA - 0.4%
Cullman Utilities Board Water Division,
Revenue Bond, AGM, 4.000%,
9/1/2025	1,000,000	$1,010,801

ALASKA - 0.7%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue
Bond, 5.000%, 12/1/2025	750,000	767,139
Electric Light & Power Impt., Revenue
Bond, 5.000%, 12/1/2030	875,000	976,024
		1,743,163
CALIFORNIA - 1.5%
California
G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,438,047
G.O. Bond, AGM, 5.250%, 8/1/2032	1,930,000	2,258,051
		3,696,098
COLORADO - 0.8%
Denver Wastewater Management
Division Department of Public Works,
Public Impt., Revenue Bond, 5.000%,
11/1/2029	750,000	822,987
E-470 Public Highway Authority, Senior
Lien, Series A, Revenue Bond,
5.000%, 9/1/2026	1,000,000	1,044,551
		1,867,538
DISTRICT OF COLUMBIA - 3.3%
District of Columbia
Public Impt., Series A, G.O. Bond,
5.000%, 10/15/2036	1,265,000	1,379,800
Public Impt., Series A, G.O. Bond,
5.000%, 1/1/2041	2,000,000	2,253,630
District of Columbia Income Tax
School Impt., Series A, Revenue
Bond, 5.000%, 7/1/2041	1,115,000	1,245,031
School Impt., Series A, Revenue
Bond, 5.000%, 7/1/2042	1,895,000	2,103,904
District of Columbia Water & Sewer
Authority, Water Utility Impt., Series B,
Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,085,413
		8,067,778
FLORIDA - 6.8%
Broward County, Water & Sewer Utility,
Sewer Impt., Series A, Revenue Bond,
5.000%, 10/1/2038	4,000,000	4,377,053
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%,
7/1/2027	500,000	531,607
Senior Lien, Revenue Bond, 5.000%,
7/1/2038	530,000	553,053
Florida Department of Transportation
Turnpike System, Series B, Revenue
Bond, 2.500%, 7/1/2026	505,000	499,031
Fort Lauderdale, Public Impt., Series A,
G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,122,185
JEA Electric System, Series A, Revenue
Bond, 5.000%, 10/1/2028	1,000,000	1,092,106
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Miami-Dade County, Revenue Bond,
5.000%, 4/1/2028	1,015,000	$1,101,629
Miami-Dade County, Water & Sewer
System, Sewer Impt., Revenue Bond,
5.000%, 10/1/2028	2,000,000	2,157,866
Orlando Utilities Commission, Series C,
Revenue Bond, 5.000%, 10/1/2025	665,000	681,073
School District of Broward County,
School Impt., G.O. Bond, 5.000%,
7/1/2032	1,895,000	2,162,199
Tampa, Water & Wastewater System,
Water Utility Impt., Series A, Revenue
Bond, 5.000%, 10/1/2034	950,000	1,102,967
Tampa-Hillsborough County Expressway
Authority, Highway Impt., Series
A, Revenue Bond, BAM, 5.000%,
7/1/2028	1,000,000	1,082,814
		16,463,583
GEORGIA - 2.8%
Atlanta, Series A-1, G.O. Bond, 5.000%,
12/1/2042	800,000	892,458
Georgia, School Impt., Series A, G.O.
Bond, 5.000%, 7/1/2033	5,000,000	5,748,420
		6,640,878
HAWAII - 1.9%
City & County of Honolulu, Transit
Impt., Series E, G.O. Bond, 5.000%,
3/1/2027	2,000,000	2,121,576
Hawaii
Series FE, G.O. Bond, 5.000%,
10/1/2025	1,505,000	1,539,603
Series GJ, G.O. Bond, 1.033%,
8/1/2025	500,000	486,829
Honolulu County, Series E, G.O. Bond,
5.000%, 9/1/2028	500,000	533,736
		4,681,744
ILLINOIS - 2.8%
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%,
2/1/2025	2,000,000	2,014,832
Series A, Revenue Bond, 5.000%,
2/1/2026	730,000	742,759
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue
Bond, 5.000%, 1/1/2038	1,050,000	1,083,134
Series B, Revenue Bond, 5.000%,
1/1/2031	1,500,000	1,672,193
Schaumburg, G.O. Bond, 4.000%,
12/1/2033	1,175,000	1,270,930
		6,783,848
INDIANA - 0.4%
South Bend Sewage Works, Revenue
Bond, 3.000%, 12/1/2025	1,075,000	1,074,552

Investment Portfolio - September 30, 2024
(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
IOWA - 1.1%
Des Moines, Stormwater Utility, Public
Impt., Series B, Revenue Bond,
5.000%, 6/1/2031	865,000	$978,916
Waukee Community School District,
School Impt., Series A, G.O. Bond,
5.000%, 6/1/2032	1,520,000	1,758,207
		2,737,123
LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B,
Revenue Bond, 5.000%, 6/1/2027	500,000	524,851

MAINE - 1.5%
Bar Harbor
Multiple Utility Impt., G.O. Bond,
5.000%, 10/15/2038	1,000,000	1,151,899
Multiple Utility Impt., G.O. Bond,
5.000%, 10/15/2040	1,000,000	1,136,026
Maine Municipal Bond Bank, Highway
Impt., Series A, Revenue Bond,
5.000%, 9/1/2027	675,000	720,111
Maine Turnpike Authority, Highway Impt.,
Revenue Bond, 5.000%, 7/1/2033	550,000	613,771
		3,621,807
MARYLAND - 5.0%
Baltimore County, G.O. Bond, 5.000%,
8/1/2028	1,000,000	1,095,746
Frederick County, Public Impt., G.O.
Bond, 5.000%, 4/1/2035	1,750,000	2,046,867
Maryland
School Impt., Series A, G.O. Bond,
5.000%, 8/1/2028	905,000	992,745
School Impt., Series A, G.O. Bond,
5.000%, 3/1/2033	5,000,000	5,707,562
School Impt., Series A, G.O. Bond,
5.000%, 8/1/2035	1,000,000	1,123,875
Maryland Health & Higher Educational
Facilities Authority, Prerefunded
Balance, Revenue Bond, 5.000%,
7/1/2030	1,010,000	1,026,587
		11,993,382
MASSACHUSETTS - 4.1%
Commonwealth of Massachusetts
Series B, G.O. Bond, 5.000%,
7/1/2029	775,000	866,476
Transit Impt., Series C, G.O. Bond,
5.000%, 10/1/2047	5,000,000	5,486,001
Massachusetts, Public Impt., Series D,
G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,137,009
The Massachusetts Clean Water Trust,
Water Utility Impt., Revenue Bond,
5.000%, 2/1/2030	2,100,000	2,386,879
		9,876,365
MINNESOTA - 1.3%
Minnesota
Public Impt., Series A, G.O. Bond,
5.000%, 8/1/2026	1,030,000	1,049,131
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
MINNESOTA (continued)
Minnesota (continued)
Public Impt., Series A, G.O. Bond,
5.000%, 8/1/2036	1,970,000	$2,129,240
		3,178,371
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond,
1.122%, 10/1/2025	500,000	484,988

MISSOURI - 1.9%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	538,030
Columbia School District, Series B, G.O.
Bond, 5.000%, 3/1/2026	1,635,000	1,692,417
Kansas City, Sanitary Sewer System,
Sewer Impt., Series A, Revenue Bond,
4.000%, 1/1/2025	750,000	752,435
Missouri Joint Municipal Electric Utility
Commission, Prairie Street Project,
Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,482,887
		4,465,769
NEBRASKA - 2.1%
Lincoln Electric System Revenue, Series
A, Prerefunded Balance, Revenue
Bond, 5.000%, 9/1/2030	1,000,000	1,020,343
Nebraska Public Power District, Series
B, Revenue Bond, 5.000%, 1/1/2030	640,000	716,645
Omaha Public Power District
Series A, Revenue Bond, 5.000%,
2/1/2031	1,000,000	1,071,032
Series A, Revenue Bond, 5.000%,
2/1/2046	2,065,000	2,222,785
		5,030,805
NEVADA - 0.5%
Washoe County School District, School
Impt., Series A, G.O. Bond, 5.000%,
10/1/2025	1,230,000	1,259,064

NEW JERSEY - 1.3%
New Jersey Economic Development
Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	758,915
School Impt., Revenue Bond, 5.000%,
6/15/2029	750,000	828,057
New Jersey Transportation Trust Fund
Authority, Transit Impt., Series AA,
Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,464,344
		3,051,316
NEW YORK - 11.9%
Metropolitan Transportation Authority,
Transit Impt., Green Bond, Series C-1,
Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,086,768
New York
Public Impt., Series D, G.O. Bond,
5.000%, 12/1/2042	1,500,000	1,596,760
Series D, Prerefunded Balance, G.O.
Bond, 1.216%, 8/1/2026	125,000	118,672

Investment Portfolio - September 30, 2024
(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York (continued)
Series D, Unrefunded Balance, G.O.
Bond, 1.216%, 8/1/2026	1,075,000	$1,021,650
New York City
Series B-1, G.O. Bond, 5.000%,
8/1/2027	1,600,000	1,704,474
Series E, G.O. Bond, 5.000%,
8/1/2026	1,905,000	1,984,273
New York City Municipal Water Finance
Authority, Series EE, Revenue Bond,
5.000%, 6/15/2040	3,500,000	3,693,773
New York City Transitional Finance
Authority Future Tax Secured, Series
A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,830,357
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond,
5.652%, 2/15/2030	1,000,000	1,070,433
Series C, Prerefunded Balance,
Revenue Bond, 0.887%, 3/15/2025	950,000	933,928
Series C, Prerefunded Balance,
Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,059,233
New York State Thruway Authority,
Series B, Revenue Bond, 4.000%,
1/1/2038	2,390,000	2,501,222
New York State Urban Development
Corp., Correctional Facility Impt.,
Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,812,348
Port Authority of New York & New Jersey,
Airport & Marina Impt., Consolidated
Series 222, Revenue Bond, 5.000%,
7/15/2032	1,185,000	1,336,155
		28,750,046
NORTH CAROLINA - 2.8%
Mecklenburg County
School Impt., G.O. Bond, 5.000%,
3/1/2030	3,675,000	4,154,632
School Impt., Series A, G.O. Bond,
4.000%, 4/1/2030	2,500,000	2,580,588
		6,735,220
NORTH DAKOTA - 2.2%
Fargo
Public Impt., Series A, G.O. Bond,
5.000%, 5/1/2038	2,235,000	2,547,295
Public Impt., Series A, G.O. Bond,
5.000%, 5/1/2039	2,350,000	2,662,228
		5,209,523
OHIO - 4.9%
Cincinnati, Public Impt., Series A, G.O.
Bond, 5.000%, 12/1/2027	1,100,000	1,185,137
Cincinnati, Water System, Water Utility
Impt., Series A, Revenue Bond,
5.000%, 12/1/2032	1,410,000	1,626,963
Hamilton County, Parking Facility
Impt., Series A, G.O. Bond, 5.000%,
12/1/2037	1,000,000	1,126,519
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Ohio
Public Impt., Series A, G.O. Bond,
5.000%, 3/1/2041	1,845,000	$2,086,532
Series A, G.O. Bond, 5.000%,
6/15/2028	500,000	546,822
Series A, G.O. Bond, 5.000%,
6/15/2029	1,000,000	1,116,207
Ohio Water Development Authority
Sewer Impt., Revenue Bond, 5.000%,
12/1/2036	1,350,000	1,493,914
Sewer Impt., Revenue Bond, 5.000%,
12/1/2037	1,000,000	1,104,586
Toledo Water System, Water Utility Impt.,
Revenue Bond, 5.000%, 11/15/2032	1,300,000	1,455,981
		11,742,661
PENNSYLVANIA - 2.2%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2029	750,000	838,115
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2030	850,000	947,722
Series A-2, Revenue Bond, 5.000%,
6/1/2028	590,000	611,865
Philadelphia, Water & Wastewater, Water
Utility Impt., Series A, Revenue Bond,
5.000%, 11/1/2040	2,450,000	2,682,906
Pittsburgh Water & Sewer Authority,
Series B, Revenue Bond, AGM,
5.000%, 9/1/2032	300,000	335,592
		5,416,200
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer
System, Sewer Impt., Revenue Bond,
5.000%, 1/1/2044	850,000	923,248

TENNESSEE - 5.2%
Chattanooga, Electric Light & Power
Impt., Revenue Bond, 5.000%,
9/1/2039	2,000,000	2,234,558
Clarksville, Electric System, Revenue
Bond, 5.000%, 9/1/2029	1,015,000	1,079,348
Knox County, Correctional Facility Impt,
G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,905,460
Knoxville, Wastewater System, Sewer
Impt., Series A, Revenue Bond,
5.000%, 4/1/2032	2,500,000	2,905,180
Metropolitan Government of Nashville
& Davidson County, Water & Sewer,
Series B, Revenue Bond, 1.031%,
7/1/2025	650,000	634,260
Putnam County, G.O. Bond, 5.000%,
4/1/2025	500,000	505,724
Shelby County, Series A, G.O. Bond,
5.000%, 4/1/2035	1,250,000	1,314,948

Investment Portfolio - September 30, 2024
(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Sullivan County, Correctional Facility
Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	$1,063,174
		12,642,652
TEXAS - 8.5%
Central Texas Turnpike System, Series
C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,472,665
Dallas, Waterworks & Sewer System,
Series C, Revenue Bond, 5.000%,
10/1/2028	1,715,000	1,878,587
Houston, Combined Utility System,
Series A, Revenue Bond, 5.000%,
11/15/2031	1,140,000	1,306,650
Irving, Public Impt., G.O. Bond, 5.000%,
9/15/2032	3,030,000	3,469,686
North Texas Municipal Water District
Water System, Series A, Revenue
Bond, 5.000%, 9/1/2027	1,500,000	1,607,234
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%,
1/1/2027	2,000,000	2,056,056
Series B, Revenue Bond, 5.000%,
1/1/2029	925,000	1,014,689
San Antonio Water System, Water
Utility Impt., Series A, Revenue Bond,
5.000%, 5/15/2032	1,075,000	1,157,424
Tarrant County, Highway Impt., G.O.
Bond, 5.000%, 7/15/2036	2,300,000	2,593,021
Texas Municipal Gas Acquisition &
Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	206,907
Revenue Bond, 5.000%, 12/15/2027	600,000	629,100
Revenue Bond, 5.000%, 12/15/2028	250,000	265,287
Texas Water Development Board
Water Utility Impt., Revenue Bond,
5.000%, 10/15/2025	1,000,000	1,025,551
Water Utility Impt., Series B, Revenue
Bond, 5.000%, 10/15/2025	1,845,000	1,892,143
		20,575,000
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O.
Bond, 5.000%, 6/15/2026	830,000	865,733

VIRGINIA - 2.6%
Chesterfield County, School Impt.,
Series B, G.O. Bond, 4.000%,
1/1/2041	2,000,000	2,072,447
Fairfax County, Public Impt., Series A,
Prerefunded Balance, G.O. Bond,
5.000%, 10/1/2035	3,580,000	3,704,459
Richmond, Public Utility, Series B,
Revenue Bond, 2.086%, 1/15/2025	515,000	511,223

		6,288,129
WASHINGTON - 8.2%
Edmonds, Water & Sewer, Water Utility
Impt., Revenue Bond, 5.000%,
12/1/2036	1,865,000	2,181,475
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Seattle, Municipal Light & Power,
Revenue Bond, 5.000%, 7/1/2041	1,040,000	$1,162,047
Seattle, Water System, Water Utility
Impt., Revenue Bond, 5.000%,
9/1/2025	3,000,000	3,067,599
Tacoma, Electric System, Revenue
Bond, 5.000%, 1/1/2046	1,030,000	1,113,469
Washington
School Impt., Series 2, G.O. Bond,
5.000%, 8/1/2043	1,000,000	1,107,335
School Impt., Series 2020A, G.O.
Bond, 5.000%, 8/1/2032	4,255,000	4,730,659
School Impt., Series C, G.O. Bond,
5.000%, 2/1/2037	3,690,000	4,200,042
Series R, G.O. Bond, 5.000%,
8/1/2027	2,000,000	2,145,986
		19,708,612
WISCONSIN - 3.0%
Milwaukee Metropolitan Sewerage
District, Sewer Impt., Series A, G.O.
Bond, 4.000%, 10/1/2026	1,900,000	1,960,759
Western Technical College District,
Series A, G.O. Bond, 3.000%,
4/1/2025	600,000	601,359
Wisconsin, Series B, G.O. Bond,
5.000%, 5/1/2038	4,000,000	4,711,334
		7,273,452
TOTAL MUNICIPAL BONDS
(Identified Cost $227,336,243)		224,384,300

EXCHANGE-TRADED FUND - 2.8%
iShares National Muni Bond ETF
(Identified Cost $7,083,058)	62,191	6,755,808

U.S. TREASURY SECURITIES - 2.1%

U.S. Treasury Bills - 2.1%
U.S. Treasury Bill
5.073%, 10/31/2024[2]	1,000,000	996,100
5.032%, 11/29/2024[2]	1,000,000	992,341
4.952%, 12/26/2024[2]	1,000,000	989,226
4.946%, 1/23/2025[2]	1,000,000	986,014
4.961%, 2/20/2025[2]	1,000,000	982,844

Total U.S. Treasury Bills
(Identified Cost $4,943,049)		4,946,525

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $4,943,049)		4,946,525

Investment Portfolio - September 30, 2024
(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Government Cash Management,
Institutional Shares, 4.80%[3]
(Identified Cost $2,694,057)	2,694,057	$2,694,057

TOTAL INVESTMENTS - 98.9%
(Identified Cost $242,056,407)		238,780,690
OTHER ASSETS, LESS LIABILITIES - 1.1%		2,685,573
NET ASSETS - 100.0%		$241,466,263

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of September 30, 2024.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$224,384,300	$—	$224,384,300	$—
U.S. Treasury and other U.S.
Government agencies	4,946,525	—	4,946,525	—
Exchange-traded fund	6,755,808	6,755,808	—	—
Short-Term Investment	2,694,057	2,694,057	—	—
Total assets	$238,780,690	$9,449,865	$229,330,825	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or September 30, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.